GENERAL (Details) $ / shares in Units, T in Thousands				1 Months Ended	12 Months Ended
	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 30, 2011 USD ($) contract	Dec. 16, 2011 USD ($) $ / shares shares	Feb. 29, 2016	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) vessel $ / shares shares	Dec. 31, 2013 USD ($) vessel shares	Dec. 31, 2015 vessel	Dec. 31, 2015 shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 tanker_size	Dec. 31, 2015 T	Dec. 31, 2015 $ / shares	Dec. 31, 2015 tanker	Nov. 30, 2015	Nov. 30, 2015 shares	Nov. 30, 2015 USD ($)	Nov. 30, 2015 Rate	Sep. 30, 2014 $ / shares	Sep. 15, 2014 $ / shares	Jun. 30, 2014 vessel
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $										$ 1,000,000,000
Ordinary shares authorized (in shares) | shares									1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares			$ 2.00			$ 1							$ 1
Share exchange ratio in reverse acquisition						2.55	2.55								2.55
Treasury stock (in shares) | $						$ 50,397,000				$ 0
Shares issued (in shares) | shares					0	0	237,405,000
Share price (in dollars per share) | $ / shares																			$ 11.51	$ 11.51
Proceeds from issuance of common stock | $					$ 0	$ 0	$ 527,791,000
Number of newbuilding contracts acquired, VLCCs | contract		5
Acquisition of contracts, fair market value | $		$ 1,120,700,000
Acquisition of contracts, cash paid | $		128,900,000
Acquisition of contracts, debt assumed | $		666,300,000
Acquisition of contracts, newbuilding commitments | $		$ 325,500,000
Number of sizes of oil tankers | tanker_size											2
Lower range of VLCC tanker size (in dry weight tonnage) | T												200
Upper range of VLCC tanker size ((in dry weight tonnage) | T												320
Lower range of Suezmax tanker size (in dry weight tonnage) | T												120
Upper range of Suezmax tanker size (in dry weight tonnage) | T												170
Number of sizes of clean product tankers | tanker_size											2
MR tanker size | T												50
Lower range of LR2 tanker size (in dry weight tonnage) | T												111
Upper range of LR2 tanker size (in dry weight tonnage) | T												115
Number of vessels in fleet								88
Aggregate vessel capacity | T												15,000
Number of vessels owned								24
Number of vessels owned, VLCCs								6
Number of vessels owned, Suezmax tankers								8						6
Number of vessels owned, product tankers								10
Number of vessels under capital leases								15
Number of vessels under capital leases, VLCCs								13
Number of vessels under capital leases, Suezmax tankers								2
Number of vessels recorded as investment in finance lease, VLCCs								1
Number of vessels chartered-in, long-term								3
Number of vessels chartered-in, long-term, term of charter					12 months
Number of vessels chartered-in, long-term, VLCCs								1
Number of vessels chartered-in, long-term, Suezmax tankers								2
Number of vessels under commercial management								9
Number of vessels under commercial management, Suezmax tankers								2
Number of vessels under commercial management, product/crude oil tankers								7
Number of vessels chartered-in, short-term, product tankers								7
Number of vessels chartered-in, short-term					1 year
Number of vessels partially owned, VLCCs								1
Number of vessels partially owned, cost/revenue split					50.00%
Number of newbuild vessels							62	28
Number of newbuild vessels, VLCCs								6
Number of newbuild vessels, Suezmax tankers								8													2
Number of newbuild vessels, LR2s								14
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage					51.70%
IPO [Member]
Related Party Transaction [Line Items]
Proceeds from issuance of common stock | $			$ 285,000,000
Reverse acquisition [Member]
Related Party Transaction [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition | shares																0
Share exchange ratio in reverse acquisition															2.55			2.55
Common stock, shares, issued as merger consideration | shares																583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split | shares						249,100,000										249,100,000
Treasury stock (in shares) | $																	$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger | shares																13,460,000
Ordinary shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			100,000,000
Share price (in dollars per share) | $ / shares			$ 2.85
Ordinary shares [Member] | IPO [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			50,000,000
Ownership percentage			50.00%
Parent [Member] | Ordinary shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Shares issued (in shares) | shares			8,771,000
Ownership percentage			8.80%
Subsequent Event [Member]
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $	$ 500,000,000
Ordinary shares authorized (in shares) | shares	500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00
Reverse stock split, conversion ratio	0.2000
number of long-term time charters terminated				1
Charter duration of new contract with new owners				12 months
Subsequent Event [Member] | Reverse stock split [Member]
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $	$ 500,000,000
Ordinary shares authorized (in shares) | shares	500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00
Reverse stock split [Member] | Reverse stock split [Member]
Related Party Transaction [Line Items]
Ordinary shares authorized, value | $	$ 500,000,000
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts acquired, modern VLCCs | contract		6
Number of vessel acquired on time charter | contract		1
Number of vessels partially owned, cost/revenue split					50.00%
Number of newbuild vessels					6			6
Suezmax Vessels [Member]
Related Party Transaction [Line Items]
Number of newbuilding contracts acquired, modern VLCCs | contract		4
Number of newbuild vessels					8	6